Borrowings - Schedule of Borrowings (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 1,781.5	$ 1,692.9
Current borrowings	(193.6)	(188.0)	[1]
Non-current borrowings	1,587.9	1,504.9	[1]
US$70 million revolving senior secured credit facility [member]
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 0.0	45.0		$ 45.0
Name of borrower	Ghana
Commitment fee	1.00%
Maturity date	6 May 2017
US$70 million revolving senior secured credit facility [member] | Fixed Interest Rate [member]
Disclosure of detailed information about borrowings [line items]
Nominal interest rate	LIBOR plus 2.40
US$70 million revolving senior secured credit facility [member] | Floating Interest Rate [member]
Disclosure of detailed information about borrowings [line items]
Nominal interest rate	2.40%
US$100 million revolving senior secured credit facility [member]
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 45.0	0.0		0.0
Name of borrower	Ghana
Commitment fee	1.20%
Maturity date	21 June 2020
US$100 million revolving senior secured credit facility [member] | Fixed Interest Rate [member]
Disclosure of detailed information about borrowings [line items]
Nominal interest rate	LIBOR plus 2.95
US$100 million revolving senior secured credit facility [member] | Floating Interest Rate [member]
Disclosure of detailed information about borrowings [line items]
Nominal interest rate	2.95%
US $1 Billion Notes [member]
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 847.9	846.4		992.6
Name of borrower	Orogen
Commitment fee	0.00%
Maturity date	7 October 2020
US $1 Billion Notes [member] | Floating Interest Rate [member]
Disclosure of detailed information about borrowings [line items]
Nominal interest rate	4.875%
US$150 million revolving senior secured credit facility - old [member]
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 0.0	82.0
Name of borrower	La Cima
Commitment fee	0.65%
Maturity date	19 December 2017
US$150 million revolving senior secured credit facility - old [member] | Fixed Interest Rate [member]
Disclosure of detailed information about borrowings [line items]
Nominal interest rate	LIBOR plus 1.63
US$150 million revolving senior secured credit facility - old [member] | Floating Interest Rate [member]
Disclosure of detailed information about borrowings [line items]
Nominal interest rate	1.63%
US$150 million revolving senior secured credit facility - new [member]
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 83.5	0.0		0.0
Name of borrower	La Cima
Commitment fee	0.50%
Maturity date	19 September 2020
US$150 million revolving senior secured credit facility - new [member] | Fixed Interest Rate [member]
Disclosure of detailed information about borrowings [line items]
Nominal interest rate	LIBOR plus 1.20
US$150 million revolving senior secured credit facility - new [member] | Floating Interest Rate [member]
Disclosure of detailed information about borrowings [line items]
Nominal interest rate	1.20%
A$500 million syndicated revolving credit facility [member]
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 231.5	0.0
Name of borrower	Gruyere
Commitment fee	0.94%
Maturity date	24 May 2020
A$500 million syndicated revolving credit facility [member] | Fixed Interest Rate [member]
Disclosure of detailed information about borrowings [line items]
Nominal interest rate	BBSY plus 2.35
A$500 million syndicated revolving credit facility [member] | Floating Interest Rate [member]
Disclosure of detailed information about borrowings [line items]
Nominal interest rate	2.35%
Facility A (US $75 Million) [member]
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 0.0	0.0
Name of borrower	Orogen
Commitment fee	0.00%
Maturity date	28 November 2015
Facility A (US $75 Million) [member] | Fixed Interest Rate [member]
Disclosure of detailed information about borrowings [line items]
Nominal interest rate	LIBOR plus 2.45
Facility A (US $75 Million) [member] | Floating Interest Rate [member]
Disclosure of detailed information about borrowings [line items]
Nominal interest rate	2.45%
Facility A (US $45 Million) [member]
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 0.0	0.0
Name of borrower	Orogen
Commitment fee	0.00%
Maturity date	-
Facility A (US $45 Million) [member] | Fixed Interest Rate [member]
Disclosure of detailed information about borrowings [line items]
Nominal interest rate	LIBOR plus 2.45
Facility A (US $45 Million) [member] | Floating Interest Rate [member]
Disclosure of detailed information about borrowings [line items]
Nominal interest rate	2.45%
Facility B (US $720 Million) [member]
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 0.0	0.0
Name of borrower	Orogen
Commitment fee	0.90%
Maturity date	-
Facility B (US $720 Million) [member] | Fixed Interest Rate [member]
Disclosure of detailed information about borrowings [line items]
Nominal interest rate	LIBOR plus 2.25
Facility B (US $720 Million) [member] | Floating Interest Rate [member]
Disclosure of detailed information about borrowings [line items]
Nominal interest rate	2.25%
Facility C (US $670 Million) [member]
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 0.0	0.0
Name of borrower	Orogen
Commitment fee	0.80%
Maturity date	-
Facility C (US $670 Million) [member] | Fixed Interest Rate [member]
Disclosure of detailed information about borrowings [line items]
Nominal interest rate	LIBOR plus 2.00
Facility C (US $670 Million) [member] | Floating Interest Rate [member]
Disclosure of detailed information about borrowings [line items]
Nominal interest rate	2.00%
Facility A (US $380 Million) [member]
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 380.0	380.0
Name of borrower	Orogen
Commitment fee	0.00%
Maturity date	6 June 2019
Facility A (US $380 Million) [member] | Fixed Interest Rate [member]
Disclosure of detailed information about borrowings [line items]
Nominal interest rate	LIBOR plus 2.50
Facility A (US $380 Million) [member] | Floating Interest Rate [member]
Disclosure of detailed information about borrowings [line items]
Nominal interest rate	2.50%
Facility B (US $360 Million) [member]
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 0.0	278.5
Name of borrower	Orogen
Commitment fee	0.77%
Maturity date	6 June 2020
Facility B (US $360 Million) [member] | Fixed Interest Rate [member]
Disclosure of detailed information about borrowings [line items]
Nominal interest rate	LIBOR plus 2.20
Facility B (US $360 Million) [member] | Floating Interest Rate [member]
Disclosure of detailed information about borrowings [line items]
Nominal interest rate	2.20%
Facility C (US $550 Million) [member]
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 0.0	0.0
Name of borrower	Orogen
Commitment fee	0.86%
Maturity date	6 June 2021
Facility C (US $550 Million) [member] | Fixed Interest Rate [member]
Disclosure of detailed information about borrowings [line items]
Nominal interest rate	LIBOR plus 2.45
Facility C (US $550 Million) [member] | Floating Interest Rate [member]
Disclosure of detailed information about borrowings [line items]
Nominal interest rate	2.45%
R 1,500 Million Nedbank Revolving Credit Facility [member]
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 79.5	0.0		0.0
Name of borrower	GFIJVH/GFO
Commitment fee	0.85%
Maturity date	7 March 2018
R 1,500 Million Nedbank Revolving Credit Facility [member] | Fixed Interest Rate [member]
Disclosure of detailed information about borrowings [line items]
Nominal interest rate	JIBAR plus 2.50
R 1,500 Million Nedbank Revolving Credit Facility [member] | Floating Interest Rate [member]
Disclosure of detailed information about borrowings [line items]
Nominal interest rate	2.50%
Short-term Rand Uncommitted Credit Facilities [member]
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 114.1	61.0		$ 16.7
Commitment fee	0.00%
Maturity date	-
US$1,510 Million Term Loan and Revolving Credit Facilities [member]
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 0.0	0.0
US$1,290 Million Term Loan and Revolving Credit Facilities [member]
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 380.0	$ 658.5

[1]	As Restated - Refer note 40 for further details.